Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Ordinary share, par value (in Dollars per share)	$ 0.000625	$ 0.000625
Class A Ordinary Shares
Ordinary share, shares authorized (in Shares)	1,440,000,000	1,440,000,000
Ordinary share, shares issued (in Shares)	70,346,624	8,830,878
Ordinary share, shares outstanding (in Shares)	70,346,624	8,830,878
Class B Ordinary Shares
Ordinary share, shares authorized (in Shares)	160,000,000	160,000,000
Ordinary share, shares issued (in Shares)	8,404,031	5,635,789
Ordinary share, shares outstanding (in Shares)	8,404,031	5,635,789